Employee Retirement Plans - Changes in Projected Benefit Obligation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in projected benefit obligation:
Company contributions	$ 36
Changes in fair value of plan assets:
Company contributions	36
Non-Qualified Plans [Member]
Changes in projected benefit obligation:
Beginning Balance	174	163
Service cost
Interest cost	7	8	9
Actuarial loss (gain), net	11	13
Benefit payments	(11)	(10)
Ending Balance	181	174	163
Company contributions	11	10
Benefit payments	(11)	(10)
Funded status at December 31:	(181)	(174)
Changes in fair value of plan assets:
Company contributions	11	10
Benefit payments	(11)	(10)
Funded status at December 31:	(181)	(174)
Qualified Plans [Member]
Changes in projected benefit obligation:
Beginning Balance	943	868
Service cost	2	2	3
Interest cost	42	44	45
Actuarial loss (gain), net	100	70
Foreign currency exchange	9	(2)
Benefit payments	(40)	(39)
Ending Balance	1,056	943	868
Beginning Balance	504	509
Actual return on plan assets	75	(1)
Foreign currency exchange	4
Company contributions	55	38
Expenses, other	(4)	(3)
Benefit payments	(40)	(39)
Ending Balance	594	504	509
Funded status at December 31:	(462)	(439)
Changes in fair value of plan assets:
Beginning Balance	504	509
Actual return on plan assets	75	(1)
Foreign currency exchange	4
Company contributions	55	38
Expenses, other	(4)	(3)
Benefit payments	(40)	(39)
Ending Balance	594	504	509
Funded status at December 31:	$ (462)	$ (439)